SGI U.S. SMALL CAP EQUITY FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2022 (UNAUDITED)

	NUMBER
	OF SHARES	VALUE
COMMON STOCKS - 99.2%
Auto Parts & Equipment — 2.3%
Dorman Products, Inc.*	6,500	$656,825
Standard Motor Products, Inc.	4,900	195,755
		852,580
Banks — 7.9%
Bank of Marin Bancorp	2,000	65,800
CBTX, Inc.	5,100	144,942
City Holding Co.	2,300	188,807
CrossFirst Bankshares, Inc.*	10,500	141,015
Equity Bancshares, Inc., Class A	6,500	211,315
Farmers National Banc Corp.	8,400	130,452
First Bancshares, Inc., (The)	5,000	150,500
First Financial Corp.	8,990	404,370
Great Southern Bancorp, Inc.	3,200	189,920
HarborOne Bancorp, Inc.	10,700	152,903
Merchants Bancorp	6,500	165,685
Nicolet Bankshares, Inc.*	4,500	359,370
Origin Bancorp, Inc.	5,000	195,400
Peapack-Gladstone Financial Corp.	5,900	198,830
Southern First Bancshares, Inc.*	2,000	90,200
Westamerica BanCorp	1,200	72,252
		2,861,761
Beverages — 3.1%
Coca Cola Bottling Co.	2,000	1,129,940
Biotechnology — 2.1%
Innoviva, Inc.*	49,400	749,398
Building Materials — 0.5%
AAON, Inc.	3,100	166,098
Chemicals — 2.6%
Balchem Corp.	5,400	671,922
Hawkins, Inc.	6,800	245,888
		917,810
Commercial Services — 8.4%
AMN Healthcare Services, Inc.*	1,900	184,110
CorVel Corp.*	2,400	357,984
Forrester Research, Inc.*	5,100	266,883
Franklin Covey Co.*	6,600	252,846
FTI Consulting, Inc.*	6,100	1,024,800
ICF International, Inc.	4,900	500,829
Kforce, Inc.	2,600	170,768
Laureate Education, Inc.	13,600	173,128
Willdan Group, Inc.*	5,000	133,200
		3,064,548
Computers — 1.1%
ExlService Holdings, Inc.*	2,800	398,132
Distribution/Wholesale — 0.8%
Titan Machinery, Inc.*	11,400	301,074
Diversified Financial Services — 6.7%
AssetMark Financial Holdings, Inc.*	6,300	131,607
Columbia Financial, Inc.*	3,700	76,923
Houlihan Lokey, Inc.	7,900	678,926
International Money Express, Inc.*	18,500	381,470
Nelnet, Inc., Class A	800	67,752
PJT Partners, Inc., Class A	12,800	970,752
Regional Management Corp.	3,200	152,256
		2,459,686
Electric — 1.8%
Avangrid, Inc.	5,300	252,227
MGE Energy, Inc.	4,900	388,913
		641,140
Electronics — 2.3%
Mesa Laboratories, Inc.	1,300	272,025
OSI Systems, Inc.*	6,700	562,264
		834,289
Engineering & Construction — 1.2%
NV5 Global, Inc.*	3,500	431,130
Environmental Control — 0.6%
Heritage-Crystal Clean, Inc.*	8,600	237,102
Food — 6.0%
John B Sanfilippo & Son, Inc.	4,300	328,434
Lancaster Colony Corp.	1,800	219,420
Seaboard Corp.	30	124,182
Sprouts Farmers Market, Inc.*	29,600	801,864
Tootsie Roll Industries, Inc.	9,958	329,311
Weis Markets, Inc.	5,200	382,304
		2,185,515
Gas — 2.4%
Chesapeake Utilities Corp.	6,500	868,205
Healthcare-Products — 1.7%
Atrion Corp.	200	125,758
Hanger, Inc.*	9,400	148,426
Omnicell, Inc.*	3,000	333,480
		607,664
Household Products/Wares — 1.8%
Helen of Troy, Ltd.*	3,600	666,684
Insurance — 3.3%
Hanover Insurance Group Inc., (The)	1,500	219,900
RLI Corp.	700	84,784
Safety Insurance Group, Inc.	800	74,288
Stewart Information Services Corp.	14,800	821,252
		1,200,224
Internet — 0.0%
HealthStream, Inc.*	44	896
Machinery-Diversified — 0.7%
Alamo Group, Inc.	1,500	176,445
Tennant Co.	1,200	74,688
		251,133
Media — 0.9%
Liberty Latin America Ltd., Class C*	33,100	314,781
Miscellaneous Manufacturing — 0.3%
Chase Corp.	1,500	121,185
Oil & Gas — 0.9%
Oasis Petroleum, Inc.	2,100	333,333
Packaging & Containers — 2.7%
Silgan Holdings, Inc.	19,500	854,295
UFP Technologies, Inc.*	1,900	145,255
		999,550
Pharmaceuticals — 10.1%
Amphastar Pharmaceuticals, Inc.*	24,800	921,072
Collegium Pharmaceutical, Inc.*	28,200	440,484
Eagle Pharmaceuticals, Inc.*	16,100	751,870
Pacira BioSciences, Inc.*	5,200	328,900
Prestige Brands Holdings, Inc.*	12,800	714,496
Supernus Pharmaceuticals, Inc.*	6,900	192,303
USANA Health Sciences, Inc.*	4,700	330,551
		3,679,676
Pipelines — 0.6%
DT Midstream, Inc.	3,900	226,590
REITS — 3.8%
City Office REIT, Inc.	13,800	192,372
Easterly Government Properties, Inc.	15,900	312,117
Life Storage, Inc.	2,700	315,252
Rexford Industrial Realty, Inc.	9,000	574,830
		1,394,571
Retail — 4.5%
AutoNation, Inc.*	2,100	251,076
MarineMax, Inc.*	6,200	256,742
Murphy USA, Inc.	3,800	946,656
Winmark Corp.	1,000	197,800
		1,652,274
Savings & Loans — 1.8%
Hingham Institution For Savings, (The)	500	161,400
HomeTrust Bancshares, Inc.	3,500	93,940
Southern Missouri Bancorp, Inc.	4,200	196,056
Waterstone Financial, Inc.	12,900	223,041
		674,437
Software — 5.4%
CSG Systems International, Inc.	8,400	522,396
Evolent Health, Inc., Class A*	35,700	1,004,241
Verra Mobility Corp.*	28,100	448,195
		1,974,832
Telecommunications — 0.7%
Ooma, Inc.*	18,400	258,336
Transportation — 6.1%
Daseke, Inc.*	20,400	154,224
Heartland Express, Inc.	25,700	366,996
Landstar System, Inc.	5,700	863,151
Werner Enterprises, Inc.	21,000	851,970
		2,236,341
Water — 4.1%
American States Water Co.	10,900	863,825
California Water Service Group	7,489	401,935
York Water Co., (The)	5,300	217,194
		1,482,954
TOTAL COMMON STOCKS
(Cost $34,486,661)		36,173,869
SHORT-TERM INVESTMENTS - 0.6%
U.S. Bank Money Market Deposit Account, 0.50% (a)	236,018	236,018
TOTAL SHORT-TERM INVESTMENTS
(Cost $236,018)		236,018
TOTAL INVESTMENTS - 99.8%
(Cost $34,722,679)		36,409,887
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		70,011
NET ASSETS - 100.0%		$36,479,898

*	Non-income producing security
(a)	The rate shown is as of May 31, 2022.
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the portfolio of investments.

SUMMIT GLOBAL INVESTMENTS, LLC
PORTFOLIO OF INVESTMENTS
MAY 31, 2022 (UNAUDITED)

PORTFOLIO VALUATION – Investments in the underlying fund are valued at the SGI U.S. Small Cap Equity Fund ("Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are value using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in Exchange-Traded Funds ("ETFs") are valued at their last reported sale price. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2022, in valuing each Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SGI U.S. Small Cap Equity Fund
Common Stocks	$36,173,869	$36,173,869	$-	$-
Short-Term Investments	236,018	236,018	-	-
Total Investments*	$36,409,887	$36,409,887	$-	$-

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.